Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 225.0	$ 151.7
Accruals and other payables	512.3	387.5
Payroll payables	87.3	44.8
Leave pay accrual	73.2	60.7
Interest payable on loans	10.3	6.4
Trade and other payables	$ 908.1	$ 651.1